COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations

The following table sets forth the Company’s contractual obligations as of June 30, 2026.

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years
Short-term bank loans	$10,760,200	$10,760,200	$—
Lease payment	201,782	147,882	53,900
Long term loan	7,595,580	3,320,980	4,274,600
Total	$18,557,562	$14,229,062	$4,328,500